SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION
SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION

RLI CORP. AND SUBSIDIARIES

SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

As of and for the years ended December 31, 2011, 2010 and 2009

					Incurred losses
	Deferred policy	Unpaid losses	Unearned	Net	and settlement
(in thousands)	acquisition	and settlement	premiums,	premiums	expenses
Segment	costs	expenses, gross	gross	earned	current year

Year ended December 31, 2011

Casualty segment	$33,614	$973,077	$171,768	$236,198	$168,983
Property segment	24,515	133,861	103,346	203,660	120,422
Surety segment	34,312	43,776	66,153	98,594	20,740

RLI Insurance Group	$92,441	$1,150,714	$341,267	$538,452	$310,145

Year ended December 31, 2010

Casualty segment	$25,768	$1,005,935	$157,249	$232,047	$179,463
Property segment	22,477	134,691	93,265	181,645	90,734
Surety segment	26,190	33,317	51,023	79,690	14,378

RLI Insurance Group	$74,435	$1,173,943	$301,537	$493,382	$284,575

Year ended December 31, 2009

Casualty segment	$27,221	$1,018,241	$170,513	$265,957	$188,889
Property segment	22,539	95,428	93,339	155,303	65,172
Surety segment	26,120	32,791	48,675	70,701	15,904

RLI Insurance Group	$75,880	$1,146,460	$312,527	$491,961	$269,965

NOTE 1: Investment income is not allocated to the segments, therefore net investment income has not been provided.

See the accompanying report of independent registered accounting firm on page 50 of this report.

RLI CORP. AND SUBSIDIARIES

SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

(continued)

As of and for the years ended December 31, 2011, 2010 and 2009

	Incurred
	losses and
	settlement	Policy	Other	Net
(in thousands)	expenses	acquisition	operating	premiums
Segment	prior year	costs	expenses	written

Year ended December 31, 2011

Casualty segment	$(83,892)	$64,717	$22,215	$238,611
Property segment	(18,453)	57,656	13,481	210,904
Surety segment	(7,716)	55,352	8,616	100,123

RLI Insurance Group	$(110,061)	$177,725	$44,312	$549,638

Year ended December 31, 2010

Casualty segment	$(64,602)	$60,280	$20,474	$223,253
Property segment	(8,271)	53,055	12,043	179,899
Surety segment	(10,370)	44,736	6,067	81,988

RLI Insurance Group	$(83,243)	$158,071	$38,584	$485,140

Year ended December 31, 2009

Casualty segment	$(65,523)	$69,245	$21,932	$242,463
Property segment	3,434	51,886	11,551	152,889
Surety segment	(4,488)	40,889	6,285	74,564

RLI Insurance Group	$(66,577)	$162,020	$39,768	$469,916

See the accompanying report of independent registered accounting firm on page 50 of this report.